Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Due from banks, non-interest-bearing	$ 696	$ 4,989
Due from banks, interest-bearing	13,241	1,195
Cash and cash equivalents	13,937	6,184
Investment in interest-earning time deposits	6,660	7,633
Investment securities available for sale	1,706	1,680
Loans held for sale	2,556	1,098
Loans receivable, net of allowance for loan losses (2014 $1,148; 2013 $941)	123,331	106,887
Accrued interest receivable	788	735
Investment in Federal Home Loan Bank stock, at cost	527	421
Bank-owned life insurance	3,549
Premises and equipment, net	1,639	1,637
Other real estate owned, net	111	574
Prepaid expenses and other assets	839	578
Total Assets	155,643	127,427
Deposits:
Non-interest bearing	640
Interest-bearing	123,765	103,324
Total deposits	124,405	103,324
Federal Home Loan Bank short-term borrowings	7,000	5,500
Federal Home Loan Bank long-term borrowings	4,500
Accrued interest payable	108	77
Advances from borrowers for taxes and insurance	1,592	1,224
Accrued expenses and other liabilities	463	316
Total Liabilities	138,068	110,441
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding
Common stock – $0.01 par value; 9,000,000 shares authorized; 1,388,625 issued; 909,285 and 947,849 outstanding at December 31, 2014 and December 31, 2013, respectively	14	14
Additional paid-in capital	13,828	13,665
Treasury stock, at cost: 2014 479,340 shares; 2013 440,776 shares	(4,973)	(4,279)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(455)	(536)
Recognition & Retention Plan Trust (RRP)	(94)	(120)
Accumulated other comprehensive loss	(36)	(18)
Retained earnings	9,291	8,260
Total Stockholders' Equity	17,575	16,986
Total Liabilities and Stockholders’ Equity	$ 155,643	$ 127,427